Selling, general and administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Selling, general and administrative expense
Salaries and benefits	$ 188,391	$ 104,252
Sales and marketing	41,841	23,272
Rent and occupancy	27,957	13,124
Travel	7,942	4,779
Professional fees	39,669	47,598
Office supplies and services	29,091	17,237
Other	35,215	17,012
Total selling, general and administrative expense	$ 370,106	$ 227,274